Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of expense recognized in financial statements
	For the Year Ended December 31
	2022	2021	2020
	U.S. Dollar in thousands
Cost of revenues	$308	$69	$244
Research and development	204	79	184
Selling and marketing	254	34	39
General and administrative	372	347	510
Total share-based compensation	$1,138	$529	$977

Schedule of change of awards
	2022		2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
		In NIS		In NIS		In NIS

Outstanding at beginning of year	1,504,678	20.38	1,660,958	20.38	2,336,554	27.87
Granted	2,076,800	19.27	-	-	382,000	24.36
Exercised	(8,325)	16.47	(28,672)	16.93	(449,093)	18.49
Forfeited	(325,339)	19.14	(127,608)	20.29	(608,503)	51.68

Outstanding at end of year	3,247,814	19.91	1,504,678	20.65	1,660,958	20.38
Exercisable at end of year	1,049,329	20.38	1,067,363	19.78	799,640	18.97
The weighted average remaining contractual life for the share options		4.67		3.33		4.18

Schedule of number of RSs and modification in employee RSs
	Number of RSs
	2022	2021	2020

Outstanding at beginning of year	49,561	104,519	145,896
Granted	-	-	30,000
End of restriction period	(31,608)	(52,538)	(58,328)
Forfeited	(3,248)	(2,420)	(13,049)

Outstanding at end of year	14,105	49,561	104,519
The weighted average remaining contractual life for the restricted share	0.96	3.40	4.39

Schedule of inputs to binomial model used for fair value measurement
	2022(1)	2021	2020
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	23-40	-	30-55
Risk-free interest rate (%)	0.4-3.55	-	0.01 – 0.58
Contractual term of up to (years)	6.5	-	6.5
Exercise multiple	2	-	2
Weighted average share prices (NIS)	13.6-18.41	-	20.28-28.98
Expected average forfeiture rate (%)	0-8.5	-	1.9-5.9

(1)	During the year ended December 31, 2022, no grants of options or RS were made

	2022	2021	2020
Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	27-47	-	-
Risk-free interest rate (%)	0.91-3.54	-	-
Contractual term of up to (years)	6.5	-	-
Exercise multiple	-	-	-
Weighted average share prices (NIS)	4.8-5.37	-	-
Expected average forfeiture rate (%)	1.9-8.5	-	-